Revenue - Change in Contract Balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Contract assets
Contract with customer, asset, net, beginning balance	$ 21,778
Payments received for services billed in current period	(21,769)
Services provided and billed in current period	118,883
Payments received for services billed in current period	(99,367)
Contract with customer, asset, net, ending balance	19,525
Contract liabilities
Contract with customer, liability, beginning balance	(18,736)
Amortization of deferred commissioning period revenue	2,043
Contract with customer, liability, ending balance	(16,693)
Amounts due from related parties	6,676	$ 3,484
Management and administrative services revenue | Related Parties
Contract liabilities
Amounts due from related parties	$ 300